INCOME TAXES (BENEFIT) (Details 3) - JPY (¥) ¥ in Thousands	12 Months Ended			36 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015
Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate
Amount computed by using normal Japanese statutory tax rate	¥ 163,336	¥ (208,752)	¥ 399,255
Increase (decrease) in taxes resulting from:
Change in valuation allowance	31,545	34,468	22,055
Change in statutory tax rate	15,798	1,836
Share-based compensation expense	6,927	25,331	15,498
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	15,776	27,204	14,905
Officers' remuneration not deductible for tax purpose	4,870	775	300
Research and development tax credit	(7,513)
Others-net	7,355	13,487	(2,129)
Income tax expense (benefits) as reported	¥ 238,094	¥ (105,651)	¥ 449,884
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Statutory tax rate (as a percent)	35.64%	38.01%	38.01%
Valuation allowance for acquisition related costs
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets	¥ 28,395
Korean And Taiwanese And Domestic subsidiaries | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets		¥ 19,860	¥ 20,091
Korean And Taiwanese And Domestic subsidiaries | Valuation allowance for deferred tax assets arising from research and development tax credit
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets		¥ 16,262
Taiwanese And Domestic subsidiaries | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets	20,536
Taiwanese And Domestic subsidiaries | Valuation allowance for deferred tax assets arising from research and development tax credit
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets	¥ 16,262
Japan
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Statutory tax rate (as a percent)	35.64%	38.01%		38.01%